RPG Emerging Market Sector Rotation Fund
RISK/RETURN
Investment Objective:
The Fund seeks to achieve capital appreciation while experiencing less volatility than broader Emerging Market equity indices.
Fees and Expenses of the Fund :

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund .   You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund .   More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund’s Prospectus .

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RPG Emerging Market Sector Rotation Fund	RPG Emerging Market Sector Rotation Fund Class A shares	RPG Emerging Market Sector Rotation Fund Class C Shares	RPG Emerging Market Sector Rotation Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RPG Emerging Market Sector Rotation Fund		RPG Emerging Market Sector Rotation Fund Class A shares	RPG Emerging Market Sector Rotation Fund Class C Shares	RPG Emerging Market Sector Rotation Fund Class I Shares
Management Fees		1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.30%	1.00%	none
Other Expenses	[1]	0.70%	0.70%	0.70%
Acquired Fund Fees and Expenses	[1][2]	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses		2.30%	3.00%	2.00%
Fee Waiver	[3]	(0.35%)	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver		1.95%	2.65%	1.65%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies . The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2013 , to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.75%, 2. 45 % and 1. 45 % of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively . Waivers and expense payments may be recouped by the advisor from the Fund, to the extent that overall expenses fall below the foregoing expense limits, within three years of when the amounts were waived or recouped. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods . The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example RPG Emerging Market Sector Rotation Fund (USD $)	1 Year	3 Years
RPG Emerging Market Sector Rotation Fund Class A shares	762	1,221
RPG Emerging Market Sector Rotation Fund Class C Shares	268	895
RPG Emerging Market Sector Rotation Fund Class I Shares	168	594

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio ).   A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account .   These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

 The goal of the Fund is to, through allocations in Emerging Markets, participate in up markets and apply active risk controls in down markets.  The Fund’s advisor seeks to achieve the Fund’s investment objective by rotating asset allocation among exchange-traded funds ("ETFs") that represent common stocks of companies in nine emerging market sectors.   The Fund defines emerging markets as those countries with significantly less per-capita income than the United States.  This definition includes, for example, Brazil, China, India, Indonesia, Malaysia, Russia, and Thailand.  By allocating Fund assets among these ETFs, the advisor seeks to track the AlphaSectorTM EM Premium Index (the "AEMP Index"), a public index published by Active Index Solutions, LLC, a wholly owned subsidiary of F-Squared Investments, Inc.  However, the Fund is not an index fund.   Under normal market conditions, the Fund invests at least 80% of its assets , defined as net assets plus any borrowings for investment purposes, in securities of emerging market issuers via ETFs.  The Fund invests without restriction as to country, but invests primarily in large capitalization companies.  The Fund defines large capitalization companies as those with market capitalization above $7 billion.

Allocations in the AEMP Index are based on a proprietary quantitative model that seeks to determine the probability of a sector achieving a positive absolute return on a forward looking basis.  If the sector is deemed to have a low probability of a positive return, it is removed from the AEMP Index.  Consequently, the advisor allocates assets between emerging markets and defensive investments, such as a short-term US Treasury ETF, when an emerging markets sector is deemed to have a low probability of a positive return.  The adviser believes that because its investment approach relies on probabilities and diversification across emerging market sectors the Fund’s returns are expected to have less volatility than emerging market indices.  The advisor may invest in swap contracts linked to an emerging market sector ETF when it believes a swap has a higher expected return.  The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty.

The advisor employs a sub-advisor to provide suggested sector allocations based on the sub-advisor’s proprietary AEMP Index quantitative model.

AEMP Index

The AEMP Index classifies emerging market economic sectors into the following nine groups.

Emerging Market Sectors
Basic Materials	Utilities	Consumer Services
Industrials	Financials	Consumer Goods
Energy		Health Care
Technology

The advisor buys investments that the AEMP Index model indicates are undervalued and sells them when the model indicates they have reached their target price or more attractive investments are available.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance .

The following risks apply to the Fund through its investments in ETFs and swaps.

  Emerging Market Risk.  Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

  ETF Risk.  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

  Foreign Investment Risk.  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, instability and differing auditing and legal standards.

  Interest Rate Risk.  Typically, a rise in interest rates causes a decline in the value of U.S. Treasury fixed income securities.

  Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.  In addition, the advisor has limited experience managing a mutual fund.

  Management Risk. The advisor’s judgments about the potential appreciation of a particular security or swap in which the Fund invests may prove to be incorrect.  The advisor’s attempt to generate capital appreciation with less volatility than emerging market indices may reduce the Fund’s participation in market-wide gains.  The sub-advisor’s judgments about the potential appreciation of a particular sector may prove incorrect.  Additionally, the advisor’s judgments about the value of the sub-advisor’s recommendations may prove incorrect.  The advisor’s implementation of the sub-advisor’s recommendations might not accurately track the AEMP Index.

  Market Risk .   Overall financial market risk may affect the value of individual instruments in which the Fund invests .   Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

  Swaps Risk.  The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time .   In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.RPgmutualfunds.com or by calling 1-855- 377 -5155.